Annual Total Returns[BarChart] - Victory Integrity Small-Cap Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.91%)	13.76%	40.65%	7.05%	(6.97%)	23.90%	11.95%	(18.86%)	22.61%	0.85%